Fair Value Measurements - Fair Values of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - Fair value, measurements, recurring [Member] - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	¥ 2,279,925	¥ 1,379,534
Financial assets measured at fair value through other comprehensive income	11,137,940	12,336,269
Financial liabilities measured at fair value through profit or loss	(357,955)	(319,881)
Public and corporate bonds [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	267,623	231,713
Financial assets measured at fair value through other comprehensive income	7,552,906	9,078,437
Stocks [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	884,667	46,215
Financial assets measured at fair value through other comprehensive income	3,575,178	3,246,885
Investment trusts [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	648,189	618,228
Interest rate and currency swap [member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	414,706	395,588
Financial liabilities measured at fair value through profit or loss	(300,486)	(303,670)
Foreign exchange forward, option and other contracts [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	64,741	87,790
Financial liabilities measured at fair value through profit or loss	(57,469)	(16,211)
Other [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through other comprehensive income	9,855	10,947
Level 1 [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	475,796	397,315
Financial assets measured at fair value through other comprehensive income	7,770,835	7,552,875
Level 1 [Member] | Public and corporate bonds [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	123,344	110,516
Financial assets measured at fair value through other comprehensive income	4,449,366	4,487,174
Level 1 [Member] | Stocks [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through other comprehensive income	3,311,613	3,054,754
Level 1 [Member] | Investment trusts [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	352,452	286,799
Level 1 [Member] | Other [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through other comprehensive income	9,855	10,947
Level 2 [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	855,468	900,495
Financial assets measured at fair value through other comprehensive income	3,084,093	4,571,862
Financial liabilities measured at fair value through profit or loss	(357,955)	(319,881)
Level 2 [Member] | Public and corporate bonds [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	132,079	110,488
Financial assets measured at fair value through other comprehensive income	3,084,093	4,571,862
Level 2 [Member] | Investment trusts [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	295,737	331,429
Level 2 [Member] | Interest rate and currency swap [member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	414,706	395,588
Financial liabilities measured at fair value through profit or loss	(300,486)	(303,670)
Level 2 [Member] | Foreign exchange forward, option and other contracts [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	12,947	62,991
Financial liabilities measured at fair value through profit or loss	(57,469)	(16,211)
Level 3 [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	948,661	81,724
Financial assets measured at fair value through other comprehensive income	283,011	211,532
Level 3 [Member] | Public and corporate bonds [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	12,200	10,710
Financial assets measured at fair value through other comprehensive income	19,447	19,401
Level 3 [Member] | Stocks [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	884,667	46,215
Financial assets measured at fair value through other comprehensive income	263,565	192,131
Level 3 [Member] | Foreign exchange forward, option and other contracts [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	¥ 51,795	¥ 24,800